Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) ($) (1)(2) (b)	Compensation Actually Paid to PEO ($) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)(4) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (5) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions) ($) (h)	Third-Party Net Sales from Continuing Operations (in millions) ($) (8) (i)
					Total Shareholder Return ($) (6) (f)	Peer Group Total Shareholder Return ($) (6)(7) (g)
2024	7,209,869	5,546,716	1,754,693	1,484,303	54,64	84,.33	(26)	449.7
2023	4,226,944	7,518,149	1,262,443	1,664,201	69.53	81.15	(393)	457.2
2022	10,411,213	3,437,772	1,966,580	949,979	36.58	83.13	(64)	459.7

(1)
The PEO for 2024, 2023 and 2022 was Vafa Jamali. The non-PEO NEOs for 2024 were Richard Heppenstall, Heather Kidwell, and Indraneel Kanaglekar, for 2023 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney, and Heather Kidwell, and for 2022 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney, and David Harmon.

(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Jamali in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jamali, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jamali during the indicated year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments were made to Mr. Jamali’s total compensation to determine the compensation actually paid in 2024:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($) (a)	Compensation Actually Paid to PEO ($)
2024	7,209,869	(6,367,343)	4,704,190	5,546,716

(a)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, other than grant date fair v al
ues for stock option grants were determined using a Black-Scholes option-pricing model, while subsequent fair values were determined using a binomial “lattice” model. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2024	3,784,742	903,851	—	15,597	—	4,704,190

(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the indicated year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group to determine the compensation actually paid in 2
0
24:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,754,693	(1,291,759)	1,021,369	1,484,303

(a) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2024	717,114	327,793	—	(23,538)	—	1,021,369

(6)
TSR, in the case of both the company and the peer group, reflects a fixed investment of $100 measured from March 1, 2022, the date of our spinoff, through and including the end of the fiscal year for each year reported in the table, including reinvestment of any dividends.

(7)	The peer group is the S&P 600 Healthcare Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report.
(8)
We believe third-party net sales from continuing operations (as reported in our 2024 Annual Report) is the financial performance measure most closely linked to the calculation of compensation actually paid in 2024 (the Company Selected Measure).

Company Selected Measure Name	Third-Party Net Sales from Continuing Operations
Named Executive Officers, Footnote	The PEO for 2024, 2023 and 2022 was Vafa Jamali. The non-PEO NEOs for 2024 were Richard Heppenstall, Heather Kidwell, and Indraneel Kanaglekar, for 2023 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney, and Heather Kidwell, and for 2022 were Richard Heppenstall, Indraneel Kanaglekar, Rebecca Whitney, and David Harmon.
Peer Group Issuers, Footnote	The peer group is the S&P 600 Healthcare Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report.
PEO Total Compensation Amount	$ 7,209,869	$ 4,226,944	$ 10,411,213
PEO Actually Paid Compensation Amount	$ 5,546,716	7,518,149	3,437,772
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jamali, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jamali during the indicated year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments were made to Mr. Jamali’s total compensation to determine the compensation actually paid in 2024:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($) (a)	Compensation Actually Paid to PEO ($)
2024	7,209,869	(6,367,343)	4,704,190	5,546,716

(a)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, other than grant date fair v al
ues for stock option grants were determined using a Black-Scholes option-pricing model, while subsequent fair values were determined using a binomial “lattice” model. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2024	3,784,742	903,851	—	15,597	—	4,704,190

Non-PEO NEO Average Total Compensation Amount	$ 1,754,693	1,262,443	1,966,580
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,484,303	1,664,201	949,979
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the indicated year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group to determine the compensation actually paid in 2
0
24:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,754,693	(1,291,759)	1,021,369	1,484,303

(a) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested at End of the Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Year ($)	Fair Value of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Total Equity Award Adjustments ($)
2024	717,114	327,793	—	(23,538)	—	1,021,369

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually
paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, the company’s cumulative TSR over the three most recently completed fiscal years, and the S&P 600 Healthcare Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Third-Party Net
Sales
from Continuing Operations
The following chart sets forth the relationship between compensation actually
paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Company-Selected Measure during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually
paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, the company’s cumulative TSR over the three most recently completed fiscal years, and the S&P 600 Healthcare Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Company Financial Performance Measures
The most important financial performance measures used to link compensation actually paid to our PEO and Non-PEO NEOs to our performance for 2024 are the following:

•	Third-Party Net Sales from Continuing Operations (the Company-Selected Measure)
•	Adjusted EBITDA from Continuing Operations
•	Stock Price

Total Shareholder Return Amount	$ 5,464	69.53	36.58
Peer Group Total Shareholder Return Amount	84.33	81.15	83.13
Net Income (Loss)	$ (26,000,000)	$ (393,000,000)	$ (64,000,000)
Company Selected Measure Amount	449,700,000	457,200,000	459,700,000
PEO Name	Vafa Jamali
Measure:: 1
Pay vs Performance Disclosure
Name	Third-Party Net Sales from Continuing Operations (the Company-Selected Measure)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA from Continuing Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,704,190
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,784,742
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,851
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,597
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,367,343)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,021,369
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,114
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,793
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,538)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,291,759)